Events After the Reporting Period (Details Narrative)		1 Months Ended	9 Months Ended	12 Months Ended
	May 20, 2022 shares $ / shares	Jun. 13, 2022 USD ($) shares	Apr. 30, 2022 USD ($) shares	Jul. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Warrants purchased under program			204,440
Shares purchased under repurchase program, value | $			$ 9,098,014
[custom:FairValueOfTradedWarrantsRepurchased-0] | $			$ 208,529
Number of stock options, shares			787,300	672,000
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Warrants purchased under program		18,542
Shares purchased under repurchase program, value | $		$ 46,490
[custom:FairValueOfTradedWarrantsRepurchased-0] | $		$ 18,913
Number of stock options, shares	31,000
Fair value weighted average assumptions exercise price | $ / shares	$ 4.71
Nonadjusting Event [Member] | CFO [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, shares	20,000